10. Short-Term Borrowings (Details Narrative) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013 contract
Short-term Debt [Line Items]
Short term borrowings	$ 2,350
Average interest rate (in hundredths)	3.97%
Federal home loan bank advances, short-term	375
Federal Home Loan Bank Borrowings [Member]
Short-term Debt [Line Items]
Short term borrowings	20
Number of Secured loans	2
Variable rate basis	three month LIBOR
Short term debt restructured	$ 475
Federal Home Loan Bank Borrowings [Member] | Maximum [Member]
Short-term Debt [Line Items]
Interest rate (in hundredths)	4.34%
Federal Home Loan Bank Borrowings [Member] | Minimum [Member]
Short-term Debt [Line Items]
Interest rate (in hundredths)	3.84%